Note 16 - Financial Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure for components of finance income (cost) [text block]
			Thirteen- months ended	Month ended	Twelve-month period ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)
	$	$	$	$	$

Interest income	475	72	125	6	119
Foreign exchange gain (loss)	279	(32)	(180)	(3)	(177)
Interest payable on convertible debenture	(160)	(160)	(17)	(14)	(3)
Accretion of interest on convertible debenture	(205)	(206)	(22)	(17)	(5)
Transaction costs related to derivative warrant liabilities	(653)	(1,134)	-	-	-
Change in fair value of warrant liabilities	(6,287)	(344)	(53)	(22)	(31)
Other charges	-	(4)	(19)	(1)	(18)

Financial expenses	(6,551)	(1,808)	(166)	(51)	(115)